CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 526	$ (6,379)	$ (11,385)	$ (20,786)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	2,248	1,166	6,271	2,293
Credit losses		359	482	6
Loss on sale of property				136
Loss (gain) on sale of spare parts	72		173	(433)
Amortization of debt issue costs	183	157	649	902
Amortization of operating lease right of use assets	3,844	2,704	14,300	8,173
Share-based payments	536	343	1,680	2,465
Interest on finance leases	1,086	309	3,043	435
Changes in assets and liabilities:
Accounts receivable	(2,193)	4,248	3,241	(7,746)
Assets held for sale	(3)	3	(364)	1,666
Prepaid expenses and other current assets	(47)	(626)	410	(322)
Accounts payable	224	4,518	5,276	2,365
Accrued liabilities and other liabilities	(1,128)	(5,569)	2,104	17,153
Operating lease obligations	(4,124)	(3,073)	(14,430)	(7,928)
Other liabilities	(1,118)	(294)	(3,379)	242
Net cash provided by (used in) operating activities	106	(2,134)	8,071	(1,379)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits, deferred costs and other assets	(142)	(1,529)	(2,775)	(9,144)
Purchases of property and equipment	(2,732)	(1,717)	(7,218)	(4,042)
Net cash used in investing activities	(2,874)	(3,246)	(9,993)	(13,186)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance leases	(1,067)	(231)	(1,815)	(480)
Noncontrolling interest dividends paid			(225)
Proceeds on issuance of shares	15		329	1,872
Repayment of notes payables				(9,902)
Proceeds from note payable				35,290
Net cash (used in) provided by financing activities	(1,052)	(231)	(1,711)	26,780
Net (decrease) increase in cash, cash equivalents, and restricted cash	(3,820)	(5,611)	(3,633)	12,215
Cash, cash equivalents and restricted cash - beginning of the period	14,043	17,675	17,675	5,461
Cash, cash equivalents and restricted cash - end of the period	10,223	12,064	14,043	17,675
Non-cash investing and financing activities
Reclass of Property and equipment to offsets current assets held for sale and other current assets (insurance receivable)			653
Reclass of Property and equipment to Accounts receivable (aircraft receivable) and Prepaid expenses and other current assets (deferred maintenance)	117
Right-of-use (ROU) assets acquired through operating leases		12,252	27,229	57,101
Equipment acquired through finance leases	3,453	17,100	26,619	1,915
Note Payable reductions through accounts receivable from sale of Assets held for sale				145
Cash paid for
Interest	$ 3,765	2,588	8,137	753
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES
Cash, cash equivalents and restricted cash - beginning of the period		$ 17,676	$ 17,676
Cash, cash equivalents and restricted cash - end of the period				$ 17,676